Right-of-use assets (Details) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	$ 50.8
Right-of-use assets, ending balance	$ 56.7
Lease term	3 years 5 months 1 day
Gross carrying amount
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	$ 59.2
Additions	9.7
Termination/derecognition	(0.7)
Right-of-use assets, ending balance	68.2
Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	(8.4)
Termination/derecognition	0.7
Depreciation	(3.8)
Right-of-use assets, ending balance	(11.5)
Premise
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, ending balance	56.1
Premise | Gross carrying amount
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	58.5
Additions	9.6
Termination/derecognition	(0.7)
Right-of-use assets, ending balance	67.4
Premise | Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	(8.3)
Termination/derecognition	0.7
Depreciation	(3.7)
Right-of-use assets, ending balance	(11.3)
Equipment
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, ending balance	0.6
Equipment | Gross carrying amount
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	0.7
Additions	0.1
Termination/derecognition	0.0
Right-of-use assets, ending balance	0.8
Equipment | Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	(0.1)
Termination/derecognition	0.0
Depreciation	(0.1)
Right-of-use assets, ending balance	$ (0.2)